Shareholder Fees {- Fidelity Simplicity RMD 2030 Fund}	Dec. 13, 2022 USD ($)
NF_07.31 Fidelity Simplicity RMD 2030 Fund Retail PRO-01 | Fidelity Simplicity RMD 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none